Associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of After Tax Profits and Losses of Associates and Joint Ventures
The Group’s share of
after-tax
profits and losses of associates and joint ventures is set out below:

	2022 £m	2021 (1) £m	2020 (1) £m

Share of after-tax profits of associates	1	36	33

Share of after-tax losses of joint ventures	(3)	(3)	–

	(2)	33	33

(1)	2021 and 2020 comparatives have not been restated, as the demerged Consumer Healthcare business contained no associates or joint ventures.

Summary of Group Held for Significant Associate
The results of Innoviva included in the summarised income statement information below represent the estimated earnings of Innoviva in the relevant periods, based on publicly available information at the balance sheet date. Figures for 2021 include share of Innoviva’s turnover, profit and total comprehensive income until the date of the disposal.

	2021 £m	2020 £m

Turnover	108	253

Profit after taxation	106	174

Total comprehensive income	106	174

Summary of Aggregated Financial Information
Aggregated financial information in respect of GSK’s share of other associated undertakings and joint ventures is set out below:

	2022 £m	2021 £m	2020 £m

Share of after-tax losses	(2)	–	(8)

Share of other comprehensive income/(expense)	(9)	28	53

Share of total comprehensive income/(expense)	(11)	28	45